ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	2019	2018

Accounts receivable before allowance for doubtful accounts	$22,052	$9,472
Allowance for doubtful accounts	(188)	(154)
Accounts receivable	$21,864	$9,318